UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |x|; Amendment Number: 1

This Amendment (Check only one):   |x| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  50 Rockefeller Plaza
          2nd Floor
          New York, New York 10020



13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Zacks
Title:    Managing Director
Phone:    212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks            New York, New York                  May 16, 2007
-----------------          ----------------------              ---------------
   [Signature]                  [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    80

Form 13F Information Table Value Total:    $386,007
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                Name

                                                    FORM 13F INFORMATION TABLE
                                                       Conus Partners, Inc.
                                                          March 31, 2007


                               TITLE OF                    VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE  SHARED   NONE

ACTIONS SEMICONDUCTOR CO LTD         ADR        00507E107    2,836      383,720 SH        SHARED-DEFINED    0          383,720
ADVANCED ANALOGIC TECHNOLOGI         COM        00752J108      461       70,019 SH        SHARED-DEFINED    0           70,019
ALKERMES INC                         COM        01642T108    1,854      120,057 SH        SHARED-DEFINED    0          120,057
ALLIED CAP CORP NEW                  COM        01903Q108    1,253       43,500 SH  PUT   SHARED-DEFINED    0           43,500
AMERICAN BILTRITE INC                COM        024591109      246       26,475 SH        SHARED-DEFINED    0           26,475
AMERICAN EXPRESS CO                  COM        025816109    3,666       65,000 SH  PUT   SHARED-DEFINED    0           65,000
AMERICAN SUPERCONDUCTOR CORP         COM        030111108      269       20,000 SH        SHARED-DEFINED    0           20,000
AMERICAN SUPERCONDUCTOR CORP         COM        030111108      385       28,600 SH  PUT   SHARED-DEFINED    0           28,600
AMERICREDIT CORP                     COM        03060R101    7,137      312,200 SH  PUT   SHARED-DEFINED    0          312,200
ANTIGENICS INC DEL             NOTE 5.250% 2/0  037032AC3      649    1,000,000 PRN       SHARED-DEFINED    0        1,000,000
AUTOMATIC DATA PROCESSING IN         COM        053015103   12,923      267,000 SH  PUT   SHARED-DEFINED    0          267,000
BANK OF AMERICA CORPORATION          COM        060505104   14,796      290,000 SH  PUT   SHARED-DEFINED    0          290,000
BEAR STEARNS COS INC                 COM        073902108   12,028       80,000 SH  PUT   SHARED-DEFINED    0           80,000
BIOENVISION INC                      COM        09059N100      875      213,967 SH        SHARED-DEFINED    0          213,967
BIOVERIS CORP                        COM        090676107      671       50,522 SH        SHARED-DEFINED    0           50,522
CAPITAL LEASE FDG INC                COM        140288101      429       40,100 SH        SHARED-DEFINED    0           40,100
CAPITAL ONE FINL CORP                COM        14040H105    9,297      123,200 SH  PUT   SHARED-DEFINED    0          123,200
CARMAX INC                           COM        143130102    7,109      289,700 SH  PUT   SHARED-DEFINED    0          289,700
CELL GENESYS INC                     COM        150921104    2,749      654,488 SH        SHARED-DEFINED    0          654,488
CHIQUITA BRANDS INTL INC             COM        170032809    2,103      150,000 SH  PUT   SHARED-DEFINED    0          150,000
CITIGROUP INC                        COM        172967101   12,722      247,800 SH  CALL  SHARED-DEFINED    0          247,800
COACH INC                            COM        189754104    3,003       60,000 SH  PUT   SHARED-DEFINED    0           60,000
COMPUCREDIT CORP                     COM        20478N100      590       18,900 SH  PUT   SHARED-DEFINED    0           18,900
CONGOLEUM CORP NEW                  CL A        207195108      504      309,458 SH        SHARED-DEFINED    0          309,458
CV THERAPEUTICS INC                  COM        126667104   12,244    1,555,817 SH        SHARED-DEFINED    0        1,555,817
CYTYC CORP                           COM        232946103    2,189       64,000 SH  PUT   SHARED-DEFINED    0           64,000
DIOMED HOLDINGS INC                COM NEW      25454R207       19       13,000 SH        SHARED-DEFINED    0           13,000
DRDGOLD LTD                     SPONSORED ADR   26152H103    3,795    5,663,887 SH        SHARED-DEFINED    0        5,663,887
DURECT CORP                          COM        266605104   17,641    4,240,622 SH        SHARED-DEFINED    0        4,240,622
FACTSET RESH SYS INC                 COM        303075105    7,077      112,600 SH  PUT   SHARED-DEFINED    0          112,600
FEDERAL NATL MTG ASSN                COM        313586109    3,879       80,000 SH  PUT   SHARED-DEFINED    0           80,000
FEDERATED DEPT STORES INC DE         COM        31410H101    1,752       38,900 SH  PUT   SHARED-DEFINED    0           38,900
FIDELITY NATIONAL FINANCIAL         CL A        31620R105    4,154      173,000 SH  PUT   SHARED-DEFINED    0          173,000
FIRST DATA CORP                      COM        319963104    4,549      169,100 SH        SHARED-DEFINED    0          169,100
FIRST MARBLEHEAD CORP                COM        320771108      871       19,400 SH  PUT   SHARED-DEFINED    0           19,400
GARMIN LTD                           ORD        G37260109    1,029       19,000 SH  PUT   SHARED-DEFINED    0           19,000
GENERAL CABLE CORP DEL NEW           COM        369300108    2,137       40,000 SH  PUT   SHARED-DEFINED    0           40,000
GENERAL MTRS CORP                    COM        370442105   11,533      376,400 SH  PUT   SHARED-DEFINED    0          376,400
GENVEC INC                           COM        37246C109      752      261,225 SH        SHARED-DEFINED    0          261,225
HARLEY DAVIDSON INC                  COM        412822108    5,763       98,100 SH  PUT   SHARED-DEFINED    0           98,100
HORNBECK OFFSHORE SVCS INC N         COM        440543106    4,151      144,900 SH        SHARED-DEFINED    0          144,900
HORNBECK OFFSHORE SVCS INC N         COM        440543106    2,865      100,000 SH  CALL  SHARED-DEFINED    0          100,000
INOVIO BIOMEDICAL CORP               COM        45773H102    7,732    2,386,572 SH        SHARED-DEFINED    0        2,386,572
ISHARES TR                     DJ US REAL EST   464287739    2,983       35,000 SH        SHARED-DEFINED    0           35,000
ISHARES TR                     DJ US REAL EST   464287739   29,911      350,900 SH  PUT   SHARED-DEFINED    0          350,900
JOHNSON CTLS INC                     COM        478366107    2,839       30,000 SH  PUT   SHARED-DEFINED    0           30,000
JP MORGAN CHASE & CO                 COM        46625H100   11,611      240,000 SH  PUT   SHARED-DEFINED    0          240,000
KOHLS CORP                           COM        500255104    6,129       80,000 SH  PUT   SHARED-DEFINED    0           80,000
LABOPHARM INC                        COM        504905100    2,295      402,695 SH        SHARED-DEFINED    0          402,695
LENNAR CORP                         CL A        526057104    2,533       60,000 SH  PUT   SHARED-DEFINED    0           60,000
LOWES COS INC                        COM        548661107    1,178       37,400 SH  PUT   SHARED-DEFINED    0           37,400
MACQUARIE INFRASTRUCTURE CO      SH BEN INT     55607X108      825       21,000 SH  PUT   SHARED-DEFINED    0           21,000
MASTERCARD INC                      CL A        57636Q104    6,374       60,000 SH  PUT   SHARED-DEFINED    0           60,000
MAXYGEN INC                          COM        577776107   10,233      917,789 SH        SHARED-DEFINED    0          917,789
MEADE INSTRUMENTS CORP               COM        583062104      572      232,478 SH        SHARED-DEFINED    0          232,478
MORGAN STANLEY                     COM NEW      617446448   12,531      159,100 SH  PUT   SHARED-DEFINED    0          159,100
NUCO2 INC                            COM        629428103    3,518      139,500 SH        SHARED-DEFINED    0          139,500
NEKTAR THERAPEUTICS                  COM        640268108    1,073       82,176 SH        SHARED-DEFINED    0           82,176
NEUROMETRIX INC                      COM        641255104    2,418      249,036 SH        SHARED-DEFINED    0          249,036
NEWPARK RES INC                COM PAR $.01NEW  651718504    3,953      560,700 SH        SHARED-DEFINED    0          560,700
PENN TREATY AMERN CORP             COM NEW      707874400      571       94,300 SH        SHARED-DEFINED    0           94,300
PHARMACOPEIA DRUG DISCVRY IN         COM        7171EP101    1,029      180,830 SH        SHARED-DEFINED    0          180,830
POTASH CORP SASK INC                 COM        73755L107    5,278       33,000 SH  PUT   SHARED-DEFINED    0           33,000
PULTE HOMES INC                      COM        745867101    1,318       49,800 SH  PUT   SHARED-DEFINED    0           49,800
QUEST DIAGNOSTICS INC                COM        74834L100    2,863       57,400 SH  CALL  SHARED-DEFINED    0           57,400
REPLIGEN CORP                        COM        759916109      331      104,601 SH        SHARED-DEFINED    0          104,601
SANOFI AVENTIS                  SPONSORED ADR   80105N105    2,828       65,000 SH  CALL  SHARED-DEFINED    0           65,000
SEARS HLDGS CORP                     COM        812350106   14,413       80,000 SH  PUT   SHARED-DEFINED    0           80,000
SLM CORP                             COM        78442P106    8,180      200,000 SH  PUT   SHARED-DEFINED    0          200,000
STAAR SURGICAL CO               COM PAR $0.01   852312305    4,960      900,093 SH        SHARED-DEFINED    0          900,093
STREETTRACKS SER TR            SPDR S&P HOMEB   86330E745   20,106      617,700 SH  PUT   SHARED-DEFINED    0          617,700
SYCAMORE NETWORKS INC                COM        871206108    1,377      368,235 SH        SHARED-DEFINED    0          368,235
SYMYX TECHNOLOGIES                   COM        87155S108    6,507      367,215 SH        SHARED-DEFINED    0          367,215
TARGET CORP                          COM        87612E106    1,778       30,000 SH  PUT   SHARED-DEFINED    0           30,000
THERAGENICS CORP                     COM        883375107      724      115,700 SH        SHARED-DEFINED    0          115,700
UBS AG                             SHS NEW      H89231338    2,972       50,000 SH  PUT   SHARED-DEFINED    0           50,000
VULCAN MATLS CO                      COM        929160109    5,824       50,000 SH  PUT   SHARED-DEFINED    0           50,000
WASHINGTON MUT INC                   COM        939322103    1,211       30,000 SH  PUT   SHARED-DEFINED    0           30,000
WASTE MGMT INC DEL                   COM        94106L109    9,979      290,000 SH  CALL  SHARED-DEFINED    0          290,000
YOUNG BROADCASTING INC              CL A        987434107       97       24,006 SH        SHARED-DEFINED    0           24,006


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